NOTES RECEIVABLE (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 26, 2020	Dec. 23, 2019	Oct. 31, 2018	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2015	Jan. 29, 2019
NOTES RECEIVABLE (Details) [Line Items]
Note Receivable, Interest Rate, Stated Percentage			6.00%
Proceeds from Collection of Notes Receivable						$ 1,385,951		$ 1,682,278	$ 0
Financing Receivable, after Allowance for Credit Loss, Current			$ 5,000,000
Interest Costs Capitalized						212,601	$ 753,977	1,553,082	491,230
Interest Receivable, Current				$ 0		0		3,322	0
CannAssist LLC [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable		$ 342,567
Interest Income, Other				0	$ 6,553	0	$ 13,035
Notes Receivable [Member] | Principal [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable						2,743,229
Notes Receivable [Member] | Accrued Interest [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable						181,771
Notes Receivable [Member] | Affiliated Entity [Member]
NOTES RECEIVABLE (Details) [Line Items]
Financing Receivable, before Allowance for Credit Loss											$ 500,000
Note Receivable, Interest Rate, Stated Percentage											12.00%
Asset Impairment Charges											$ 500,000
Proceeds from Collection of Notes Receivable										$ 50,000
Financing Receivable, after Allowance for Credit Loss				0		0		0
Allowance for Doubtful Other Receivables, Current				450,000		450,000		450,000
Notes Receivable [Member] | CannAssist LLC [Member]
NOTES RECEIVABLE (Details) [Line Items]
Interest Income, Other								14,673	4,011
Notes Receivable [Member] | CannAssist LLC [Member] | Line of Credit [Member]
NOTES RECEIVABLE (Details) [Line Items]
Financing Receivable, before Allowance for Credit Loss												$ 500,000
Note Receivable, Interest Rate, Stated Percentage												8.00%
Financing Receivable, after Allowance for Credit Loss, Current								0
Interest Receivable, Current								0
IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable				750,000		1,500,000		1,425,000
Financing Receivable, after Allowance for Credit Loss, Current			$ 5,000,000	2,656,224		2,656,224		4,042,175
Note Receviable, Interest Rate			6.00%
Note Receivbale, Number of Installments			8
Interest Income, Other				50,162		110,727		296,250	174,247
Interest Costs Capitalized								399,453	$ 0
Interest Rate, Default	15.00%
Interest Receivable, Current				$ 0		0		3,322
IGH Note [Member] | Principal [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable						1,385,951
IGH Note [Member] | Accrued Interest [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable						$ 114,049
Principal [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable								1,357,278
Principal [Member] | CannAssist LLC [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable		325,000
Accrued Interest [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable								$ 67,722
Accrued Interest [Member] | CannAssist LLC [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable		$ 17,567